Statutory Reserves and Restricted Net Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statutory Reserves and Restricted Net Assets
Minimum percentage of statutory after-tax profit required to be appropriated to statutory general reserve fund	10.00%
Maximum percentage of statutory general reserve fund as registered capital	50.00%
Restricted portion	$ 421,006	$ 408,641